Quarterly Report
May 31, 2019
MFS®  Global Real
Estate Fund

Portfolio of Investments
5/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Airlines – 1.5%
Shurgard Self Storage S.A.	913,653	$30,518,553
Business Services – 2.6%
Equinix, Inc., REIT	105,548	$51,274,163
Construction – 10.6%
American Homes 4 Rent, “A”, REIT	1,720,943	$42,008,219
AvalonBay Communities, Inc., REIT	308,914	62,712,631
Daito Trust Construction Co., Ltd.	242,700	31,582,531
Mid-America Apartment Communities, Inc., REIT	575,368	65,695,518
Toll Brothers, Inc.	144,709	5,031,532
		$207,030,431
Real Estate – 82.6%
Advance Residence Investment Corp., REIT	13,941	$40,395,644
Alexandria Real Estate Equities, Inc., REIT	406,103	59,457,540
Ascendas India Trust, REIT	33,371,900	31,581,473
Atrium European Real Estate Ltd.	2,318,322	8,572,613
Big Yellow Group PLC, REIT	2,169,962	27,876,995
Boardwalk REIT	1,613,964	48,576,543
Boston Properties, Inc., REIT	352,621	46,133,405
Brixmor Property Group, Inc., REIT	2,148,088	36,839,709
Central Pattana PLC, “A”	1,957,800	4,407,718
Daiwa House Industry Co. Ltd.	1,024,300	30,614,483
Derwent London PLC, REIT	457,198	18,588,879
Entra ASA	1,876,747	27,963,460
Equity Lifestyle Properties, Inc., REIT	377,698	45,950,739
Farmland Partners, Inc., REIT	515,125	3,188,624
Fortune REIT	23,021,000	30,304,892
Goodman Group, REIT	4,827,317	44,796,572
Grainger PLC	5,829,478	18,513,228
Grand City Properties S.A.	1,260,007	32,375,185
Hang Lung Properties Ltd.	18,827,256	39,541,363
Industrial Logistics Properties Trust, REIT	906,335	17,093,478
Japan Logistics Fund, Inc., REIT	15,826	35,365,150
Kenedix Office Investment Corp., REIT	5,843	40,301,038
LEG Immobilien AG	257,794	30,786,617
Link REIT	6,716,905	80,523,497
LondonMetric Property PLC, REIT	8,085,994	20,874,785
Mapletree Logistics Trust, REIT	31,861,393	33,863,022
Medical Properties Trust, Inc., REIT	2,582,909	45,924,122
National Storage, REIT	32,416,458	37,553,795
Prologis Property Mexico S.A. de C.V., REIT	11,177,330	21,871,324
Prologis, Inc., REIT	915,172	67,420,721
Public Storage, Inc., REIT	408,311	97,129,021
Rexford Industrial Realty, Inc., REIT	573,559	21,680,530
RPT Realty, REIT	1,483,710	18,056,751
Shaftesbury PLC, REIT	2,548,954	26,521,292
Simon Property Group, Inc., REIT	330,606	53,587,927
STAG Industrial, Inc., REIT	1,159,089	33,822,217
STORE Capital Corp., REIT	1,543,335	52,812,924
Sun Communities, Inc., REIT	367,486	46,402,457
Unibail-Rodamco-Westfield, REIT	267,130	40,391,724
Unite Group PLC, REIT	872,908	10,451,733
Urban Edge Properties, REIT	2,169,581	37,425,272
VICI Properties, Inc., REIT	1,299,894	28,831,649

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
W.P. Carey, Inc., REIT	370,025	$30,715,775
Warehouses De Pauw S.C.A.	185,263	28,779,522
Welltower, Inc., REIT	721,871	58,630,363
		$1,612,495,771
Telecommunications - Wireless – 1.4%
American Tower Corp., REIT	128,878	$26,905,860
Total Common Stocks		$1,928,224,778
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 2.46% (v)	18,875,099	$18,875,099

Other Assets, Less Liabilities – 0.3%		5,412,292
Net Assets – 100.0%		$1,952,512,169
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $18,875,099 and $1,928,224,778, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,054,731,147	$—	$—	$1,054,731,147
Japan	40,395,644	137,863,201	—	178,258,845
Hong Kong	30,304,892	120,064,860	—	150,369,752
United Kingdom	84,498,185	38,328,729	—	122,826,914
Australia	37,553,794	44,796,572	—	82,350,366
Singapore	65,444,496	—	—	65,444,496
Germany	63,161,802	—	—	63,161,802
Belgium	30,518,553	28,779,522	—	59,298,075
Canada	48,576,543	—	—	48,576,543
Other Countries	98,799,120	4,407,718	—	103,206,838
Mutual Funds	18,875,099	—	—	18,875,099
Total	$1,572,859,275	$374,240,602	$—	$1,947,099,877
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$30,223,809	$689,399,254	$700,758,809	$11,996	$(1,151)	$18,875,099
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$692,773	$—

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2019, are as follows:
United States	55.3%
Japan	9.1%
Hong Kong	7.7%
United Kingdom	6.3%
Australia	4.2%
Singapore	3.4%
Germany	3.2%
Belgium	3.0%
Canada	2.5%
Other Countries	5.3%
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